POST-EMPLOYMENT BENEFITS - Actuarial Assumptions, Demographic Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Retiring at the end of the reporting period, male	21.4	21.2
Retiring at the end of the reporting period, female	24.3	24.0
Retiring 15 years after the end of the reporting period, male	22.7	22.5
Retiring 15 years after the end of the reporting period, female	25.6	25.4
Retirement age	65 years